SHORT-TERM BANK LOAN (Details Narrative)	Jul. 26, 2025 USD ($)	Aug. 09, 2024 USD ($)	Sep. 30, 2025 USD ($)	Jul. 26, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Aug. 09, 2024 CNY (¥)	Sep. 30, 2023
Line of Credit Facility [Line Items]
Short-term bank loan			$ 318,865		$ 323,472
Weighted average interest rate			2.75%		3.15%		3.20%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Prime Rate [Member]	Prime Rate [Member]
Industrial & Commercial Bank of China (“ICBC”) [Member]
Line of Credit Facility [Line Items]
Short-term bank loan	$ 318,865	$ 323,472		¥ 2,270,000		¥ 2,270,000
Interest rate	2.75%	3.10%		2.75%		3.10%
Debt Instrument, Basis Spread on Variable Rate	3.00%	3.45%
Interest rate	3.00%	3.45%